Condensed Consolidated Statements of Cash Flow - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows used in operating activities
Net loss	$ (1,704,774)	$ (1,144,619)	$ (2,654,950)	$ (1,556,055)
Adjustment to reconcile net loss to net cash used in operating activities:
Amortization of debt discount				719,462
Fair value loss (gain) on equity investments	(18,674)	94,962	100,700	(241,513)
Foreign exchange loss				978
Realized gain on equity investments				(211,530)
Stock-based compensation - directors and CEO	491,534	490,173	988,471	988,471
Stock-based compensation - consultants	233,334	155,556	388,890
Stock-based compensation - officer	350,000	233,333	583,333
Stock-based compensation - investor awareness and marketing	100,275
Changes in operating assets and liabilities:
Prepaid expenses	(2,325)	(5,027)	(536,205)	16,977
Accounts payable	(18,040)	(15,167)	1,344	(12,407)
Accrued interest payable				(107,887)
Related party payables		(17,031)	(17,031)	(27,000)
Net cash used in operating activities	(568,670)	(207,820)	(1,145,448)	(430,504)
INVESTING ACTIVITIES:
Proceeds from sale of equity investments				614,656
Acquisition of mineral property and royalty interests	(495,000)	(20,000)	(60,000)	(450,000)
Net cash used in investing activities	(495,000)	(20,000)	(60,000)	164,656
FINANCING ACTIVITIES:
Proceeds from the sale of common stock and warrants			9,999,475	400
Share issuance cash costs	(2,686)		(403,963)
Cash received on exercise of warrants	428,850		347,310
Payment of convertible notes payable				(147,420)
Net cash provided by financing activities	426,164		9,942,822	(147,020)
Effects of foreign currency exchange on cash				(978)
Net decrease in cash	(637,506)	(227,820)	8,737,374	(413,846)
Cash at beginning of period	9,744,392	1,007,018	1,007,018	1,420,864
Cash at end of period	9,106,886	779,198	9,744,392	1,007,018
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest				(118,699)
NONCASH INVESTING AND FINANCING ACTIVITIES:
Mineral interests acquired with related parties payables, net	$ 40,000	$ 20,000	$ 20,000